Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 4,745	$ 3,801
Goodwill resulting from acquisition	6,743	944
Goodwill, ending balance	$ 11,488	$ 4,745